Deferred Income	6 Months Ended
Mar. 31, 2024
Deferred income [abstract]
Deferred Income

13. DEFERRED INCOME

In the fiscal year ended September 30, 2023 the Company was awarded a government grant by the State of Mecklenburg-Vorpommern, amounting up to €11.3 million, conditional on the investment in a production facility and the creation of 400 permanent jobs in Pasewalk, Germany. The grant is recognized as deferred income and is released to the statement of comprehensive income over the useful life of the respective assets. €8.7 million of cash from the State Mecklenburg-Vorpommern was received on November 23, 2023 and recorded as a reduction of the other financial assets.